Sit Mutual Funds

3300 IDS Center

80 South Eighth Street

Minneapolis, MN 55402

612-332-3223

June 6, 2016

Securities and Exchange Commission

450 Fifth Street N.W.

Washington, D.C. 20549

RE:	Sit Mutual Funds, Inc. (the “Registrant”)
File Nos. 33-42101 and 811-06373
Series ID: S000054182; Class IDs: C000140242 & C000170243

Ladies and Gentlemen:

On behalf of the Registrant, I herewith enclose and file a Post-Effective Amendment to the Registrant’s Registration Statement on Form N-1A.

The enclosed Registration Statement represents Post-Effective Amendment No. 53 to the Registration Statement on Form N-1A of Sit Mutual Funds, Inc. The enclosed Post-Effective Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”), to become effective automatically on June 30, 2016.

The purpose of the enclosed Amendment is to reflect the revisions made to the prospectus in response to comments from our Examiner and file the Part C Exhibits that were unavailable at the time of the March 28, 2016 filing under Rule 485(a) to register Series J of the Registrant (“Sit ESG Growth Fund”).

All other revisions reflected in the enclosed amendment are stylistic or otherwise, by themselves, would not have necessitated a Rule 485(a) filing. Pursuant to Securities Act Release No. 6510 (Investment Company Release No. 13768, dated February 15, 1984), I hereby respectfully request that the enclosed Post-Effective Amendment receive either no review or selected review in the staff’s discretion. As an attorney I have reviewed the enclosed registration statement and represent that this Post-Effective Amendment does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

Please direct any questions or comments on the enclosed filing to my attention. I can be reached directly at 612-359-2536. Thank you.

Sincerely,

/s/ Paul E. Rasmussen
Paul E. Rasmussen
Vice President

Enclosures

cc:   Michael Radmer, Dorsey & Whitney LLP